Fair Value - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 526	¥ 537
Derivative liabilities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	1	1
Fair value of liabilities transferred out of Level 3	1
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	1	4
Fair value of liabilities transferred out of Level 3	1	175
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred out of Level 3		1
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred from Level 1 to Level 2		37
Fair value of assets transferred into Level 3	4	17
Fair value of assets transferred out of Level 3	12	11
Derivative assets
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred out of Level 3		21
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	7
Fair value of assets transferred out of Level 3	30
Other investments
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred out of Level 3	2
Structured notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	14	9
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 4	¥ (30)